Revenue from contracts with customers - Narrative (Details)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue from contracts with customers [Abstract]
Trade receivables, discount rate (in percent)	0.90%	0.96%	1.00%